Average Annual Total Returns{- Templeton Global Balanced Fund} - Templeton Global Balanced Fund-31 - Templeton Global Balanced Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class C1 Return Before Taxes Past 1 year	Class C1 Return Before Taxes Past 5 years	Class C1 Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		Blended 50% MSCI All Country World Index + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Blended 50% MSCI All Country World Index + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Blended 50% MSCI All Country World Index + 50% Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(4.24%)	1.95%	3.39%	(4.94%)	1.14%	2.19%	(2.44%)	1.33%	2.30%	(2.28%)	2.30%	3.58%	(0.31%)	2.34%	3.20%	0.02%	2.65%	3.54%	1.68%	2.92%	3.72%	1.87%	3.47%	3.20%	[1]	1.75%	3.35%	4.23%	16.25%	[2]	12.25%	[2]	9.13%	[2]	16.82%	12.85%	9.71%	9.02%	4.99%	2.98%	13.23%	[2]	8.83%	[2]	6.23%	[2]	13.52%	9.12%	6.52%

[1]	2. Since inception May 1, 2013.
[2]

3. The MSCI All Country World Index-NR is replacing the MSCI All Country World Index as the Fund's benchmark because the investment manager believes the MSCI All Country World Index-NR provides a more consistent basis for comparison relative to the Fund's peers.